Income taxes - Schedule of Components of Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax expense
Current period income tax	$ 51	$ 121
Withholding tax	0	0
Total current tax expense	51	121
Deferred tax expense
Origination and reversal of temporary differences	(39,953)	(14,279)
Adjustments for prior periods	5,811	1,648
Change in unrecognized deductible temporary differences	34,142	12,631
Total deferred tax expense	0	0
Total income tax expense from continuing operations	$ 51	$ 121